Income Taxes - Movement in Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ 10,774	$ 13,646
Recognized in net income (loss) for the year	(1,542)	(3,209)
Recognized in equity	0	2
Recognized in other comprehensive income (loss) for the year	(704)	335
Balance, end of the year	$ 8,528	$ 10,774